CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [Member]	Share Based Payments [Member]	Other comprehensive income (loss) [Member]	Equity component of convertible debenture [Member]	Total equity reserves [Member]	Accumulated deficit [Member]	Total
Balance (in shares) at Dec. 31, 2021	260,050,658
Balance at Dec. 31, 2021	$ 1,659,781	$ 101,385	$ (6,387)	$ 3,945	$ 98,943	$ (347,753)	$ 1,410,971
Statement [Line Items]
Net loss for the period						(114,276)	(114,276)
Other comprehensive loss			(9,539)		(9,539)		(9,539)
Total comprehensive loss			(9,539)		(9,539)	(114,276)	(123,815)
Share-based payments		13,615			13,615		13,615
Prospectus offerings (in shares)	11,869,145
Prospectus offerings	$ 113,395						113,395
Exercise of stock options (in shares)	609,623
Exercise of stock options	$ 6,872	(2,208)			(2,208)		4,664
Settlement of restricted and deferred share units (in shares)	148,553
Settlement of restricted and deferred share units	$ 1,897	(1,897)			(1,897)
Shares repurchased and cancelled (in shares)	(100,000)
Shares repurchased and cancelled	$ (665)						(665)
Dividend declared and paid						(6,867)	(6,867)
Balance (in shares) at Dec. 31, 2022	272,577,979
Balance at Dec. 31, 2022	$ 1,781,280	110,895	(15,926)	3,945	98,914	(468,896)	1,411,298
Statement [Line Items]
Net loss for the period						(135,112)	(135,112)
Other comprehensive loss			(19,298)		(19,298)		(19,298)
Total comprehensive loss			(19,298)		(19,298)	(135,112)	(154,410)
Share-based payments		12,874			12,874		12,874
Prospectus offerings (in shares)	13,919,634
Prospectus offerings	$ 92,092						92,092
Exercise of stock options (in shares)	337,500
Exercise of stock options	$ 3,189	(1,055)			(1,055)		2,134
Settlement of restricted and deferred share units (in shares)	311,602
Settlement of restricted and deferred share units	$ 3,410	(3,410)			(3,410)
Dividend declared and paid						(5,868)	(5,868)
Balance (in shares) at Dec. 31, 2023	287,146,715
Balance at Dec. 31, 2023	$ 1,879,971	$ 119,304	$ (35,224)	$ 3,945	$ 88,025	$ (609,876)	$ 1,358,120